Equity based compensation	12 Months Ended
Dec. 31, 2020
Equity based compensation
Equity based compensation

13. Equity based compensation

The following table summarizes the number of awards outstanding under the VIP:

Number of VIP and Five Year Compensation Awards (‘000s)	2020	2019
Opening balance	2,268	1,931
Granted	5,120	1,193
Vested	(650)	(688)
Forfeited	(494)	(168)
Closing balance	6,244	2,268

For the year ended December 31, 2020, the awards had a weighted average grant date fair value of $5.92 (2019 - $30.92). Equity based compensation expense for the awards is calculated based on the number of awards outstanding multiplied by the estimated performance factor that will be realized upon vesting (2020 – 1.2; 2019 – 1.7) adjusted by an estimated annual forfeiture rate (2020 – 5.8%; 2019 – 5.2%). Equity based compensation expense of $38.9 million was recorded during the year ended December 31, 2020 (2019 - $46.6 million) relating to the awards.

For the year ended December 31, 2020, there were 252,910 DSUs granted and outstanding with a weighted average grant date fair value of $4.48. Equity based compensation expense of $0.8 million was recorded during the year ended December 31, 2020 relating to the DSUs.